Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash	$ 12,801	$ 14,465
Short-term deposits	1,324
Accounts receivable and other receivables	67,146	33,762
Income taxes receivable	1,217	765
Unbilled revenue	7,583	6,884
Tax credits receivable	5,829	7,794
Prepaid	3,166	767
Total current assets	99,066	64,437
Non-current assets
Restricted cash	2,165	2,124
Income taxes receivable	632
Tax credits receivable	2,536
Property and equipment	2,339	1,821
Intangibles	47,551	15,149
Deferred tax assets	2,946	632
Goodwill	79,634	31,712
Total assets	236,869	115,875
Current liabilities
Line of credit		24,066
Accounts payable and accrued liabilities	48,935	36,801
Deferred revenue	5,998	2,017
Current portion of long-term debt	1,000	2,956
Total current liabilities	55,933	65,840
Non-current liabilities
Long-term debt	27,305	15,619
Deferred tax liabilities	2,016	2,234
Deferred lease inducements	159	156
Total liabilities	85,413	83,849
Shareholders' equity
Share capital	186,861	54,251
Deficit	(39,113)	(23,927)
Accumulated other comprehensive income	1,469	558
Contributed surplus	2,239	1,144
Equity	151,456	32,026
Equity and liabilities	$ 236,869	$ 115,875